Short-term Bank Deposits	12 Months Ended
Dec. 31, 2018
Short-term Bank Deposits
Short-term Bank Deposits

NOTE 5-SHORT-TERM BANK DEPOSITS:

The bank deposits in 2018 of $21,135 thousand are for terms of three months to one year and carry interest at annual rates of 2.44%-2.64%. The bank deposits in 2017 of $48,035 thousand are for terms of three months to one year and carry interest at annual rates of 1.56%-1.81%.